Equity Capital Structure (Tables)	12 Months Ended
Dec. 31, 2019
Equity Capital Structure [Abstract]
Preferred Shares Outstanding
The table below presents a summary of all series of preferred shares outstanding as of December 31, 2018 and 2019:

Series	Description	Initial Issuance Date	Total Shares Outstanding	Liquidation Preference per Share (in dollars)	Par Value	Dividend Rate	Carrying Value December 31, 2018	Carrying Value December 31, 2019
Series A	9.75% Cumulative Perpetual Redeemable	09/22/17	480,000	$25 / $30 (1)	$480	Effective January 1, 2022- 9.75% per annum of the Cashless Redemption Price ($25) per share	$2,740,480	$2,627,843
Series B	n/a	09/22/17	12,000	-	$12	n/a	$12	$12
Total			492,000		$492		$2,740,492	$2,627,855